J. & W. Seligman & Co.
                                  Incorporated


                                                         May 5, 2003


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


Re:      Seligman Value Fund Series, Inc. (the "Fund")
         Post-Effective Amendment No. 14
         File Nos. 333-20621 and 811-08031

Dear Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 14 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on April 29, 2003.

      If you have any questions, please do not hesitate to contact me at
(212)850-1802.


                                                   Very truly yours,

                                                   /s/John E. McLean

                                                   John E. McLean
                                                   Vice President





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